Summary of Significant Accounting Policies - Restricted Cash (Detail) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 74,816,801	$ 58,880,007	$ 62,267,700	$ 27,298,855
Restricted cash	47,261,216	13,858,768	15,958,322	11,368,850
Total cash, cash and cash equivalents and restricted cash	$ 122,078,017	$ 72,738,775	$ 78,226,022	$ 38,667,705	$ 38,815,266	$ 44,721,546